Financial Instruments (Schedule Of Amounts Of Gain (Loss) On Cash Flow Hedges Reclassified From Accumulated Other Comprehensive Income (Loss) Into Earnings) (Detail) (Cash Flow Hedge, JPY ¥)
In Millions, unless otherwise specified
12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Derivative [Line Items]
Derivative instruments, gain (loss) reclassified from accumulated other comprehensive income (loss) into earnings , effective portion, net	¥ 2,480	¥ (833)	¥ 1,150
Forward Exchange Contracts
Derivative [Line Items]
Derivative instruments, income statement location of gain (loss) reclassified from accumulated other comprehensive income (loss)	Other, net
Derivative instruments, gain (loss) reclassified from accumulated other comprehensive income (loss) into earnings , effective portion, net	32	(264)	(114)
Interest Rate Swap Agreements
Derivative [Line Items]
Derivative instruments, income statement location of gain (loss) reclassified from accumulated other comprehensive income (loss)	Other, net
Derivative instruments, gain (loss) reclassified from accumulated other comprehensive income (loss) into earnings , effective portion, net	(914)	(1,173)	(654)
Currency Swap Agreement
Derivative [Line Items]
Derivative instruments, income statement location of gain (loss) reclassified from accumulated other comprehensive income (loss)	Other, net
Derivative instruments, gain (loss) reclassified from accumulated other comprehensive income (loss) into earnings , effective portion, net	¥ 3,362	¥ 604	¥ 1,919